Description of the Plan - Notes Receivable from Participants (Details) - 401(K) AND EMPLOYEE STOCK OWNERSHIP PLAN	12 Months Ended
Dec. 31, 2025 USD ($) loan
Description of the Plan
Basis spread on prime rate (as a percent)	1.00%
Maximum amount that participant may borrow | $	$ 50,000
Maximum borrowing as a percentage of account balance	50.00%
Maximum number of loans | loan	1
Maximum
Description of the Plan
Interest rates of notes receivable from participants	9.50%
Minimum
Description of the Plan
Interest rates of notes receivable from participants	4.25%
Nonresidential loan
Description of the Plan
Maximum term for a loan	5 years
Residential loan
Description of the Plan
Maximum term for a loan	15 years